9. Sales revenues (Details Narrative) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureSalesRevenuesLineItems [Line Items]
Contract liabilities		$ 69	$ 128
Total revenues	[1]	$ 53,683	$ 76,589	$ 84,638
Bottom of range [member]
DisclosureSalesRevenuesLineItems [Line Items]
Contract remaining performance obligation expected term		1 year

[1]	Sales revenues by business segment are set out in note 9.